Jan. 28, 2020
BLACKROCK FUNDS V
BlackRock Low Duration Bond Portfolio
(the “Fund”)

Supplement dated February 21, 2020 to the Summary Prospectuses of the Fund,
each dated February 6, 2020, and the Prospectuses of the Fund, each dated January 28, 2020, as amended to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The third sentence of the second paragraph in the section of each Summary Prospectus entitled “Key Facts About BlackRock Low Duration Bond Portfolio—Principal Investment Strategies of the Fund” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock Low Duration Bond Portfolio—Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Low Duration Fund may also invest up to 35% of its assets in assets of foreign issuers, of which 10% (as a percentage of the Fund’s assets) may be invested in emerging markets issuers.